Equity Incentive Plans	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans

11.       Equity Incentive Plans:

On June 7, 2021, the Company’s Board of Directors amended an incentive program that had been previously announced in January 2019 (the “Performance Incentive Program”) which provides for the issuance of shares pursuant to performance conditions being met. In particular, the amended program is triggered when the Company’s cumulative fuel cost savings, beginning from November 2019, exceed the threshold of $250,000 (“Excess Savings”). The program expires on December 31, 2024. Upon the satisfaction of the above threshold, the Board of Directors shall award a percentage ranging between 5%-10%, at its discretion, of the annual Excess Savings, the value of which will be reflected in actual shares to key employees. For the years ended December 31, 2021 and 2022, the Company estimated the intrinsic value of the award based on the fuel market prices at each year end and assumed, based on its best estimate, 5% and 7.5%, respectively, of Excess Savings to be awarded by the Board of Directors for the first year and 5% for the following two years of the program, and as a result an amount of $1,190 and $9,570, respectively, was recognized and is included under “General and administrative expenses” in the consolidated statement of operations for the years ended December 31, 2021 and 2022. In addition, based on 7.5% of the actual Excess Savings as of December 31, 2022, and the closing price of the Company’s common stock as of that date of $19.23, 450,000 common shares were awarded to key employees upon the approval of the Board of Directors, which vested and were issued on February 27, 2023.

During the year ended December 31, 2020 an amount of $1,235, previously recognized in year 2019 in connection with the previously announced incentive program as mentioned above, was reversed since the Company determined that the updated likelihood of vesting did not meet a “more likely than not” threshold under US GAAP.

On May 25, 2020, the Company’s Board of Directors adopted the 2020 Equity Incentive Plan (the “2020 Plan”) and reserved for issuance 1,100,000 common shares thereunder. On the same date, all of the 1,100,000 restricted common shares were granted to certain of the Company’s directors, officers and employees of which 855,380 restricted common shares vested in August 2020, 122,310 restricted common shares vested in May 2021 and the remaining 122,310 restricted common shares vest in May 2023.  The fair value of each share was $5.09, based on the closing price of the Company’s common shares on the grant date.

On June 7, 2021, the Company’s Board of Directors adopted the 2021 Equity Incentive Plan (the “2021 Plan”) and reserved for issuance 515,000 common shares thereunder. On the same date, the Company granted all of the 515,000 restricted common shares to certain directors, officers and employees, of which 401,750 restricted common shares vested in September 2021, 56,625 restricted common shares vest in June 2022 and the remaining 56,625 restricted common shares vest in June 2024. The fair value of each restricted share was $18.88, based on the latest closing price of the Company’s common shares on the grant date.

On April 11, 2022, the Company's Board of Directors adopted the 2022 Equity Incentive Plan (the “2022 Plan”) and reserved for issuance 810,000 common shares thereunder. On the same date, all of the 810,000 restricted common shares were granted to certain directors, officers and employees of which 528,745 restricted common shares vested in October 2022, 193,405 restricted common shares vest in April 2023 and the remaining 87,850 common shares vest in April 2025. The fair value of each share was $25.69, based on the closing price of the Company’s common shares on the grant date.

Pursuant to the aforementioned equity incentive plans, during the years ended December 31, 2020, 2021 and 2022 the Company issued 1,073,490 common shares, 521,310 common shares and 697,979 respectively.

All non-vested shares and options, if any, vest according to the terms and conditions of the applicable award agreements. The grantee does not have the right to vote the non-vested shares or exercise any right as a shareholder of the non-vested shares, although the issued and non-vested shares pay dividends as declared. The dividends with respect to these shares are forfeitable if the service conditions are not fulfilled. Share options have no voting or other shareholder rights. For the years ended December 31, 2020, 2021 and 2022 the Company paid $14, $875 and $4,651 for dividends to non-vested shares.

11.       Equity Incentive Plans - (continued):

The shares which are issued in accordance with the terms of the Company’s equity incentive plans or awards remain restricted until they vest. For the years ended December 31, 2020, 2021 and 2022, the share based compensation cost was $4,624, $10,335 and $28,481 respectively, and is included under “General and administrative expenses” in the consolidated statements of operations. There were no forfeitures of non-vested shares or options during the years 2020, 2021 and 2022.

A summary of the status of the Company’s non-vested restricted shares as of December 31, 2020, 2021 and 2022, and the movement during these years, is presented below:

	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2020	271,038	$9.28
Granted	1,100,000	5.09
Vested	(955,149)	5.41
Unvested as at December 31, 2020	415,889	$7.09

Unvested as at January 1, 2021	415,889	$7.09
Granted	515,000	18.88
Vested	(595,560)	15.28
Unvested as at December 31, 2021	335,329	$10.65

Unvested as at January 1, 2022	335,329	$10.65
Granted	810,000	25.69
Vested	(685,139)	22.57
Unvested as at December 31, 2022	460,190	$19.38

As of December 31, 2022, the estimated compensation cost relating to non-vested restricted share awards (including cost for the Performance Incentive Program) not yet recognized was $10,876, and is expected to be recognized over the weighted average period of 1.50 years. The total fair value of shares vested during the years ended December 31, 2020, 2021 and 2022 was $6,681, $13,104 and $15,464, respectively.